Note 17 - Consolidated Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note Q - Consolidated Quarterly Financial Information (unaudited)

	Quarters Ended
	Mar. 31	Jun. 30	Sept. 30	Dec. 31
2015
Total interest income	$9,627	$8,866	$9,016	$8,825
Total interest expense	697	717	731	694
Net interest income	8,930	8,149	8,285	8,131
Provision for loan losses (1)	(78)	799	(11)	380
Noninterest income (2)	3,489	1,917	1,584	1,607
Noninterest expense	7,427	7,554	7,727	6,911
Net income	3,624	1,410	1,642	1,898

Earnings per share	$0.88	$0.34	$0.40	$0.46

2014
Total interest income	$9,508	$8,925	$8,904	$9,018
Total interest expense	726	738	696	715
Net interest income	8,782	8,187	8,208	8,303
Provision for loan losses (3)	494	1,386	(682)	1,589
Noninterest income (2)	4,118	1,912	2,106	1,657
Noninterest expense	7,295	6,997	7,244	7,757
Net income	3,564	1,344	2,742	423

Earnings per share	$0.87	$0.33	$0.67	$0.10

2013
Total interest income	$9,480	$8,764	$8,748	$8,966
Total interest expense	1,059	923	818	773
Net interest income	8,421	7,841	7,930	8,193
Provision for loan losses (4)	31	(189)	833	(198)
Noninterest income (2)	3,940	1,965	1,574	1,039
Noninterest expense	7,948	7,317	7,320	6,790
Net income	3,223	1,942	1,061	1,886

Earnings per share	$0.79	$0.48	$0.26	$0.47

(1) During the first and third quarters of 2015, the Company experienced negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.

(2) The Company’s noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of tax refunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.

(3) During the third quarter of 2014, the Company experienced negative provision expense that was primarily related to a decrease in specific allocations impacted by the improvement in collateral values of an impaired commercial real estate loan relationship. A re-appraisal of the commercial properties securing the loan identified asset appreciation, which resulted in a $524 reduction to the specific allocation related to the loan.

(4) During most of 2013, the Company experienced minimal to negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.